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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN TAX-EXEMPT INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2007 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                     AMOUNT                         VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.7%
-------------------------------------------------------------------------------------------------------------------------
ALABAMA - 1.5%
Alabama Public School & College Authority
(Series D)
5.75%                                          08/01/13                            $  5,000                      $  5,311
Alabama Water Pollution Control Authority
(Series A) (AMBAC Insured)
4.75%                                          08/15/21                               5,000                         5,030 (g)
City of Birmingham (Series C)
5.25%                                          05/01/17                               3,395                         3,631
City of Birmingham AL (Series B)
5.25%                                          06/01/24                               2,035                         2,121 (f)
5.25%                                          06/01/24                                 205                           214
Montgomery BMC Special Care Facilities
Financing Authority (Series A) (MBIA Insured)
4.58%                                          11/15/20                               8,375                         8,674 (f,g)
Montgomery Medical Clinic Board
5.25%                                          03/01/31 - 03/01/36                    2,000                         2,080
                                                                                                                   27,061

ALASKA - 0.2%
City of Anchorage AK (MBIA Insured)
6.50%                                          12/01/10                               2,825                         3,094 (g)

ARIZONA - 1.9%
Arizona State Transportation Board (Series A)
6.00%                                          07/01/08                               5,000                         5,143
Arizona State University (FSA Insured)
5.25%                                          07/01/15                               5,000                         5,397 (g)
City of Scottsdale AZ
5.00%                                          07/01/24                               5,000                         5,149 (f)
Maricopa County Industrial Development
Authority
5.50%                                          07/01/26                               7,500                         8,016
Maricopa County Stadium District (AMBAC
Insured)
5.38%                                          06/01/16                               2,145                         2,317 (g)
Phoenix Civic Improvement Corp.
(FGIC Insured)
5.50%                                          07/01/23 - 07/01/24                    7,260                         8,529 (g)
                                                                                                                   34,551

CALIFORNIA - 5.7%
Acalanes Union High School District (FGIC
Insured)
3.97%                                          08/01/21                               5,815                         2,938 (b,g)
Bay Area Toll Authority (Series F)
5.00%                                          04/01/31                              10,000                        10,594
California Health Facilities Financing
Authority (Series A)
5.25%                                          04/01/39                               5,000                         5,309
California Statewide Communities Development
Authority (Series A)
4.75%                                          04/01/33                               5,000                         4,985
Coast Community College District
(FSA Insured)
4.48%                                          08/01/33                               8,750                         6,761 (b,g)
Desert Community College District (Series A)
(MBIA Insured)
5.00%                                          08/01/29                              11,300                        12,303 (f,g)
Marin Community College District (Series A)
(MBIA Insured)
5.00%                                          08/01/27 - 08/01/28                   11,340                        12,000 (g)
Port of Oakland (Series M)
(FGIC Insured)
5.25%                                          11/01/16 - 11/01/17                   13,800                        14,904 (g)
San Diego Unified School District (Series E)
(FSA Insured)
5.25%                                          07/01/17 - 07/01/19                    8,795                         9,623 (g)
State of California
5.00%                                          03/01/32                              15,000                        15,758
University of California (Series A) (AMBAC
Insured)
5.00%                                          05/15/34                               6,000                         6,286 (g)
                                                                                                                  101,461

COLORADO - 2.6%
City of Colorado Springs (Series A) (MBIA
Insured)
5.38%                                          11/15/26                              10,000                        10,096 (g)
Colorado Health Facilities Authority
5.00%                                          03/01/25                               5,000                         5,124
5.25%                                          11/15/27                               6,465                         6,886
Colorado Water Resources & Power Development
Authority (Series A)
5.25%                                          09/01/17 - 09/01/18                    5,880                         6,294
E-470 Public Highway Authority
(Series A) (MBIA Insured)
5.00%                                          09/01/26                               4,280                         4,340 (g)
5.75%                                          09/01/35                               4,000                         4,342 (g)
University of Colorado Hospital Authority
(Series A)
5.25%                                          11/15/39                               9,000                         9,424
                                                                                                                   46,506

CONNECTICUT - 5.4%
City of Stamford CT
5.25%                                          07/15/11                               3,450                         3,523
City of Stamford CT (Series A)
4.60%                                          08/01/14                               2,235                         2,264 (f)
Connecticut Municipal Electric Energy
Cooperative (Series A)
(AMBAC Insured)
5.00%                                          01/01/22                              10,000                        10,783 (g)
Connecticut State Clean Water Fund
4.88%                                          09/01/19                               5,335                         5,539 (f)
Connecticut State Health & Educational
Facility Authority (Series E)
(FSA Insured)
5.25%                                          03/01/32                               5,000                         5,792 (g)
Connecticut State Health & Educational
Facility Authority (Series J)
(MBIA Insured)
4.50%                                          07/01/37                               3,500                         3,477 (g)
Connecticut State Health & Educational
Facility Authority (Series Y)
5.00%                                          07/01/35                               6,000                         6,357
Mashantucket Western Pequot Tribe (Series B)
5.70%                                          09/01/12                               2,500                         2,569 (a)
5.75%                                          09/01/18                               9,500                         9,755 (a)
South Central Regional Water Authority Water
System Revenue (MBIA Insured)
5.00%                                          08/01/27                               6,755                         7,132 (g)
State of Connecticut (MBIA Insured)
6.00%                                          10/01/09                               5,250                         5,550 (g)
State of Connecticut (Series A)
5.25%                                          03/15/14                               3,175                         3,252
State of Connecticut (Series B)
5.25%                                          11/01/07                               6,000                         6,057
State of Connecticut (Series C)
5.25%                                          10/15/13                               1,250                         1,292 (f)
State of Connecticut (Series D)
5.50%                                          12/01/07                                  75                            76 (e)
5.50%                                          12/01/08                              10,890                        11,128
5.50%                                          12/01/08                                 200                           204 (f)
State of Connecticut (Series E)
5.00%                                          12/15/18                              10,000                        10,864
                                                                                                                   95,614

DISTRICT OF COLUMBIA - 1.3%
District of Columbia (MBIA Insured)
5.25%                                          06/01/27                               6,600                         6,755 (g)
5.25%                                          06/01/27                               2,065                         2,123 (f,g)
5.75%                                          09/15/20                               5,000                         5,271 (g)
District of Columbia (Series A)
(MBIA Insured)
5.25%                                          06/01/27                               1,335                         1,373 (f,g)
District of Columbia (Series B)
(FSA Insured)
5.25%                                          06/01/26                               6,900                         7,067 (g)
                                                                                                                   22,589

FLORIDA - 4.9%
Alachua County Health
Facilities Authority
4.44%                                          12/01/37                               5,000                         5,000 (c)
5.00%                                          04/01/34                               6,000                         6,197
County of Seminole
5.00%                                          10/01/25 - 10/01/26                   16,800                        17,910
Florida State Board of Education
(Series B)
5.38%                                          06/01/16                              10,000                        10,813
Florida State Board of Education
(Series D)
4.50%                                          06/01/21                               5,000                         5,044
Halifax Hospital Medical Center
(Series A)
5.00%                                          06/01/38                               8,300                         8,465
Hillsborough County Industrial Development
Authority
5.25%                                          10/01/41                               5,740                         6,060
Hillsborough County Industrial Development
Authority (Series A)
5.00%                                          10/01/18                               5,000                         5,182
5.25%                                          10/01/24                               5,500                         5,809
Hillsborough County Industrial Development
Authority (Series B)
5.25%                                          10/01/15                               5,130                         5,445
North Broward Hospital District
5.70%                                          01/15/16                               1,915                         2,034
Orlando Utilities Commission
5.00%                                          10/01/19                               3,000                         3,228
South Miami Health Facilities Authority
5.25%                                          11/15/33                               6,380                         6,672
                                                                                                                   87,859

GEORGIA - 5.5%
City of Atlanta GA (FSA Insured)
5.75%                                          11/01/27                               5,000                         6,100 (g)
City of Atlanta GA (Series B)
(FSA Insured)
5.25%                                          01/01/33                               4,000                         4,283 (g)
City of Augusta GA (FSA Insured)
5.25%                                          10/01/34                               8,500                         9,211 (g)
County of Fulton GA (FGIC Insured)
5.00%                                          01/01/30                               5,000                         5,259 (g)
5.25%                                          01/01/35                              10,500                        11,262 (g)
De Kalb County GA
5.00%                                          10/01/28                               6,500                         6,774 (f)
De Kalb County Ga (Series B)
(FSA Insured)
5.25%                                          10/01/32                              15,000                        17,125 (g)
Fayette County School District
(FSA Insured)
4.45%                                          03/01/22                               2,520                         2,204 (b,g)
4.48%                                          03/01/23                               2,290                         2,003 (b,g)
Fulton County Development Authority
5.00%                                          06/01/32                               7,245                         7,658
Henry County Hospital Authority
(MBIA Insured)
5.00%                                          07/01/24                               1,865                         1,984 (g)
Marietta Development Authority
5.00%                                          09/15/29                               2,365                         2,468
Metropolitan Atlanta Rapid Transit Authority
(Series A) (FGIC Insured)
5.25%                                          07/01/29                               5,000                         5,730 (g)
Private Colleges & Universities Authority
5.25%                                          06/01/18 - 06/01/20                    5,250                         5,615
Private Colleges & Universities
Authority (Series A)
6.00%                                          06/01/21                               2,410                         2,564
Private Colleges & Universities Facilities
Authority (MBIA Insured)
6.50%                                          11/01/15                               4,010                         4,641 (e,g)
State of Georgia (Series C)
6.50%                                          04/01/08                                  15                            15 (e)
State of Georgia (Series D)
6.50%                                          08/01/08                               2,500                         2,594
                                                                                                                   97,490

HAWAII - 0.5%
City & County of Honolulu HI (Series A)
6.00%                                          01/01/12                               1,265                         1,389
6.00%                                          01/01/12                                 735                           810 (e)
State of Hawaii (FSA Insured)
5.75%                                          02/01/14                               6,500                         7,289 (g)
                                                                                                                    9,488

IDAHO - 1.1%
Idaho Housing & Finance Assoc.
(MBIA Insured)
5.00%                                          07/15/22 - 07/15/24                   18,640                        20,056 (g)


ILLINOIS - 2.8%
County of Cook IL (Series C)
(AMBAC Insured)
5.50%                                          11/15/26                              10,000                        10,915 (f,g)
Illinois Educational Facilities Authority
(Series A) (AMBAC Insured)
5.70%                                          07/01/24                              10,000                        10,243 (f,g)
Illinois Finance Authority (Series A)
5.50%                                          08/15/43                               5,000                         5,438
Illinois Health Facilities Authority
6.13%                                          11/15/22                               3,500                         3,791 (f)
Metropolitan Pier & Exposition Authority
(MBIA Insured)
4.27%                                          06/15/19                               4,000                         3,399 (b,g)
4.35%                                          06/15/22                               4,505                         3,073 (b,g)
Southwestern Illinois Development Authority
(MBIA Insured)
5.00%                                          10/01/21                               4,000                         4,418 (g)
University of Illinois (FGIC Insured)
5.25%                                          04/01/32                               5,960                         6,309 (f,g)
5.25%                                          04/01/32                               2,540                         2,662 (g)
                                                                                                                   50,248

INDIANA - 1.6%
Delaware County Hospital Authority
5.25%                                          08/01/36                               3,250                         3,388
Indiana Health & Educational Facilities
Finance Authority (Series A)
5.25%                                          02/15/40                              10,000                        10,573
Indiana Health Facility Financing Authority
(Series A) (AMBAC Insured)
5.38%                                          03/01/34                               5,500                         5,908 (g)
Indiana Transportation
Finance Authority
5.50%                                          12/01/20                               5,000                         5,310 (f)
Indianapolis Local Public Improvement Bond
Bank (Series A)
6.00%                                          01/01/15                               2,425                         2,594 (f)
                                                                                                                   27,773

KANSAS - 0.3%
University of Kansas Hospital Authority
5.63%                                          09/01/32                               4,150                         4,545

KENTUCKY - 1.8%
Kentucky Turnpike Authority (Series B)
(AMBAC Insured)
5.00%                                          07/01/26                               5,000                         5,355 (g)
Louisville & Jefferson County Metropolitan
Government
5.25%                                          10/01/36                              20,000                        20,959
University of Kentucky (Series Q)
(FGIC Insured)
5.25%                                          05/01/20                               4,545                         4,759 (f,g)
                                                                                                                   31,073

LOUISIANA - 1.1%
Louisiana Public Facilities Authority
(MBIA Insured)
5.25%                                          07/01/33                              10,925                        11,648 (g)
Louisiana Public Facilities Authority
(Series A) (MBIA Insured)
5.38%                                          05/15/16                               7,870                         8,472 (g)
                                                                                                                   20,120

MAINE - 1.4%
Maine Health & Higher Educational Facilities
Authority (Series A)
(MBIA Insured)
5.00%                                          07/01/29                              10,300                        10,846 (g)
Maine Health & Higher Educational Facilities
Authority (Series C)
5.13%                                          07/01/31                               5,000                         5,213
Maine Health & Higher Educational Facilities
Authority (Series D)
(FSA Insured)
5.50%                                          07/01/23                                  55                            55 (g)
Maine Municipal Bond Bank (Series B)
5.50%                                          11/01/21                               3,325                         3,575
Maine Municipal Bond Bank (Series C) (FSA
Insured)
5.35%                                          11/01/18                               5,310                         5,504 (f,g)
                                                                                                                   25,193

MARYLAND - 2.0%
County of Prince Georges MD
(Series A)
5.00%                                          10/01/22                               6,820                         7,251
Maryland Health & Higher Educational
Facilities Authority
5.00%                                          07/01/41                               3,225                         3,326
5.25%                                          05/15/46                               7,000                         7,341
Maryland State Health & Higher Educational
Facilities Authority
5.13%                                          11/15/34                               7,200                         7,594
University System of Maryland
(Series A)
5.25%                                          04/01/17                              10,035                        10,738
                                                                                                                   36,250

MASSACHUSETTS - 4.4%
Commonwealth of Massachusetts (Series B)
5.50%                                          11/01/08                              18,035                        18,552
Massachusetts Bay Transportation Authority
(Series A) (MBIA Insured)
4.75%                                          03/01/16                               4,500                         4,583 (g)
Massachusetts State Turnpike Authority
(Series B) (MBIA Insured)
5.13%                                          01/01/23 - 01/01/37                   20,500                        20,929 (g)
Massachusetts State Water Pollution Abatement
(Series 6)
5.63%                                          08/01/18                               6,885                         7,375 (f)
Massachusetts State Water Resources Authority
(Series A)
6.50%                                          07/15/08 - 07/15/19                   23,370                        26,396
                                                                                                                   77,835

MICHIGAN - 3.0%
Detroit MI (Series A) (FSA Insured)
5.25%                                          07/01/21 - 07/01/22                    4,545                         5,118 (g)
Detroit MI (Series A) (MBIA Insured)
5.00%                                          07/01/27 - 07/01/33                   17,145                        17,787 (g)
Grand Rapids MI (FGIC Insured)
5.25%                                          01/01/17                               3,000                         3,163 (g)
Kent Hospital Finance Authority
(Series A)
5.25%                                          07/01/30                               7,845                         8,136
Michigan Municipal Bond Authority
5.25%                                          10/01/17                               6,465                         6,936
Michigan State Hospital Finance Authority
5.38%                                          12/01/30                               2,000                         2,115
Michigan State Trunk Line (Series A)
(MBIA Insured)
5.00%                                          11/01/26                               4,000                         4,110 (g)
Muskegon Heights Public Schools (MBIA Insured)
5.00%                                          05/01/24                               2,650                         2,722 (f,g)
Oakland Schools Intermediate School District
(FSA Insured)
5.00%                                          05/01/36                               3,000                         3,185 (g)
                                                                                                                   53,272

MINNESOTA - 1.0%
City of Maple Grove MN
5.00%                                          09/01/35                               8,000                         8,288
Minneapolis & St. Paul Metropolitan Airports
Commission (Series A) (AMBAC Insured)
5.00%                                          01/01/30                               8,500                         8,671 (g)
                                                                                                                   16,959

MISSISSIPPI - 0.5%
State of Mississippi
5.50%                                          09/01/14                               7,500                         8,327

MISSOURI - 0.1%
Missouri State Health & Educational
Facilities Authority
5.25%                                          05/15/23                               2,300                         2,425

NEBRASKA - 0.3%
Central Plains Energy Project
4.25%                                          12/01/26                               5,000                         5,005 (c)

NEVADA - 0.9%
County of Clark NV
5.50%                                          07/01/20                               7,565                         7,984 (f)
County of Clark NV (MBIA Insured)
5.50%                                          07/01/30                               6,500                         6,864 (f,g)
Las Vegas Special Improvement District No 707
(Series A) (FSA Insured)
5.55%                                          06/01/16                               1,830                         1,903 (g)
                                                                                                                   16,751

NEW JERSEY - 7.9%
Cape May County Municipal Utilities Authority
(Series A) (FSA Insured)
5.75%                                          01/01/15 - 01/01/16                    8,500                         9,658 (g)
Essex County Improvement Authority
(FSA Insured)
5.25%                                          12/15/17                              10,000                        10,837 (g)
New Jersey Economic
Development Authority
5.75%                                          06/15/29                               3,000                         3,265
New Jersey State Educational
Facilities Authority
5.25%                                          07/01/32                               2,625                         2,734
New Jersey State Educational Facilities
Authority (Series D)
5.25%                                          07/01/19                               4,000                         4,517
New Jersey State Turnpike Authority
(AMBAC Insured)
6.50%                                          01/01/16                               7,910                         9,124 (g)
6.50%                                          01/01/16                              42,050                        48,896 (e,g)
New Jersey Transportation Trust Fund
Authority (FSA Insured)
5.75%                                          12/15/14                               4,610                         5,234 (e,g)
5.75%                                          12/15/14                               1,390                         1,569 (g)
New Jersey Transportation Trust Fund
Authority (Series C)
5.50%                                          06/15/19 - 06/15/24                   31,280                        34,407 (f)
New Jersey Wastewater Treatment Trust
(Series C)
6.88%                                          06/15/08                               5,905                         6,128
Newark Housing Authority
(MBIA Insured)
4.38%                                          01/01/37                               4,500                         4,394 (g)
                                                                                                                  140,763

NEW MEXICO - 0.7%
New Mexico Hospital Equipment Loan Council
(Series A)
5.50%                                          08/01/25 - 08/01/30                   10,750                        11,608 (f)


NEW YORK - 8.8%
City of New York (Series B)
5.25%                                          08/01/13                               1,475                         1,497
City of New York NY (Series J)
5.00%                                          06/01/26 - 06/01/28                   25,270                        26,673
New York City Industrial Development Agency
(AMBAC Insured)
5.00%                                          01/01/36 - 01/01/46                    5,000                         5,289 (g)
New York City Industrial Development Agency
(FGIC Insured)
5.00%                                          03/01/46                               7,500                         7,908 (g)
New York City Industrial Development Agency
(MBIA Insured)
5.00%                                          03/01/36                               4,000                         4,240 (g)
New York City Municipal Water
Finance Authority
5.50%                                          06/15/33                               5,000                         5,334 (f)
New York City Transitional
Finance Authority
5.50%                                          11/01/19 - 05/01/25                   19,070                        20,164 (f)
6.00%                                          11/15/19                               3,750                         4,050 (f)
New York City Transitional Finance Authority
(Series A)
5.30%                                          11/15/09                               1,000                         1,043 (e)
New York City Transitional Finance Authority
(Series B)
5.50%                                          11/15/11                               1,250                         1,330
6.00%                                          11/15/10 - 11/15/11                    2,545                         2,749 (f)
New York City Transitional Finance Authority
(Series C)
5.50%                                          05/01/25                                  30                            31 (f)
New York State Dormitory Authority (Series 1)
5.00%                                          07/01/35                              11,850                        12,486
New York State Dormitory Authority (Series A)
4.56%                                          07/01/39                               4,000                         3,315 (b)
5.00%                                          07/01/25                               2,550                         2,675
New York State Dormitory Authority (Series B)
5.25%                                          11/15/23                              10,400                        11,099
5.38%                                          07/01/20                               3,695                         4,006 (f)
6.50%                                          08/15/10                               3,490                         3,796
6.50%                                          08/15/10                                   5                             5 (e)
New York State Dormitory Authority (Series C)
5.00%                                          12/15/18 - 12/15/19                   15,485                        16,824
New York State Dormitory Authority (Series D)
7.00%                                          07/01/09                               3,000                         3,111 (e)
New York State Environmental
Facilities Corp.
5.50%                                          06/15/13                              10,000                        11,035
New York State Urban
Development Corp.
5.50%                                          07/01/16                               6,370                         6,461
5.50%                                          07/01/16                                 630                           645 (f)
                                                                                                                  155,766

NORTH CAROLINA - 3.0%
Cary NC
5.00%                                          03/01/21                               2,400                         2,544
City of Charlotte NC
5.60%                                          06/01/20                               2,800                         3,014 (f)
City of Charlotte NC (Series C)
5.00%                                          07/01/24                               1,460                         1,538
City of Greensboro
5.25%                                          06/01/23                               3,185                         3,631
Mecklenburg County NC (Series B)
4.50%                                          02/01/15                              14,000                        14,376 (f)
North Carolina Capital Facilities Finance
Agency (Series A)
5.00%                                          10/01/44                              17,500                        18,405
North Carolina Medical Care Commission
5.00%                                          11/01/39                               7,000                         7,297
University of North Carolina (Series A)
(MBIA Insured)
5.00%                                          10/01/18                               2,750                         2,995 (g)
                                                                                                                   53,800

OHIO - 3.2%
County of Cuyahoga OH
6.00%                                          01/01/32                              10,000                        11,019
County of Hamilton OH (Series A)
(MBIA Insured)
5.00%                                          12/01/19                               4,250                         4,519 (g)
County of Hamilton OH (Series B)
(AMBAC Insured)
5.25%                                          12/01/32                               1,520                         1,591 (g)
5.25%                                          12/01/32                               5,980                         6,311 (f,g)
Franklin County OH (Series C)
5.00%                                          05/15/21                               2,685                         2,834
5.25%                                          05/15/24                               1,400                         1,489
Ohio State Higher Educational Facility
Commission
5.20%                                          11/01/26                               9,450                        10,150
Ohio State University (Series A)
5.25%                                          12/01/11                               3,150                         3,367
Ohio State Water Development Authority
5.50%                                          12/01/20                               5,000                         5,469 (f)
State of Ohio
5.00%                                          11/01/32                               3,600                         3,822
State of Ohio (Series A)
4.75%                                          06/15/18                               3,690                         3,812 (f)
Steubenville Oh
6.38%                                          10/01/20                               1,660                         1,800
                                                                                                                   56,183

OKLAHOMA - 1.0%
Claremore Public Works Authority (Series A)
(FSA Insured)
5.25%                                          06/01/34                               6,315                         6,804 (g)
Oklahoma Transportation Authority (Series A)
(AMBAC Insured)
5.25%                                          01/01/15                               9,125                         9,759 (g)
Tulsa Industrial Authority
(MBIA Insured)
5.00%                                          10/01/22                               2,000                         2,031 (g)
                                                                                                                   18,594

PENNSYLVANIA - 4.3%
Montgomery County Higher Education & Health
Authority (AMBAC Insured)
5.00%                                          10/01/09                               2,405                         2,443 (g)
5.10%                                          10/01/10                               2,670                         2,714 (g)
Pennsylvania Industrial Development Authority
(AMBAC Insured)
5.50%                                          07/01/17                               3,100                         3,392 (g)
Pennsylvania State Higher Educational
Facilities Authority
5.50%                                          07/15/38                              10,750                        11,003 (f)
6.00%                                          05/01/30                               5,000                         5,318
Pennsylvania Turnpike Commission (Series A)
(AMBAC Insured)
5.00%                                          12/01/23                                 460                           473 (g)
5.00%                                          12/01/23                               1,665                         1,718 (f,g)
5.00%                                          12/01/23                               2,875                         2,951 (e,g)
5.25%                                          12/01/32                              12,695                        13,767 (g)
Philadelphia Authority for
Industrial Development
5.25%                                          09/01/36                               1,750                         1,839
Philadelphia Hospitals & Higher Education
Facilities Authority
4.50%                                          07/01/37                              10,000                         9,710
Pittsburgh Public Parking Authority
(AMBAC Insured)
5.35%                                          12/01/10                                 520                           546 (f,g)
5.45%                                          12/01/11                                 440                           463 (f,g)
5.55%                                          12/01/12                               1,015                         1,072 (f,g)
5.60%                                          12/01/13                               1,125                         1,190 (f,g)
5.70%                                          12/01/14                               1,245                         1,320 (f,g)
5.75%                                          12/01/15 - 12/01/16                    2,330                         2,475 (f,g)
Southcentral General Authority
5.38%                                          05/15/28                               4,100                         4,398 (f)
5.38%                                          05/15/28                                 900                           953 (e)
State Public School Building Authority
(FSA Insured)
5.25%                                          06/01/27                               8,000                         8,672 (g)
                                                                                                                   76,417

PUERTO RICO - 0.2%
Children's Trust Fund
5.75%                                          07/01/20                               3,860                         3,997 (f)

SOUTH CAROLINA - 7.1%
Beaufort County SC (MBIA Insured)
5.50%                                          06/01/17 - 06/01/18                    4,150                         4,518 (g)
Berkeley County School District
5.25%                                          12/01/24                              15,000                        15,790
Charleston Educational Excellence Finance
Corp.
5.25%                                          12/01/27 - 12/01/30                   24,000                        25,664
City of Greenville SC
5.13%                                          02/01/22                               5,195                         5,465
Greenville County School District
5.25%                                          12/01/21                               2,000                         2,127
5.50%                                          12/01/28                              16,725                        18,411 (f)
Lexington County SC
5.50%                                          11/01/13                               5,000                         5,433
South Carolina Educational Facilities
Authority (Series A)
5.00%                                          10/01/38                               8,000                         8,356
South Carolina State Public Service Authority
(Series B) (FSA Insured)
5.13%                                          01/01/32                              17,000                        17,773 (g)
5.50%                                          01/01/36                               5,000                         5,399 (g)
South Carolina Transportation Infrastructure
Bank (Series A)
(MBIA Insured)
5.50%                                          10/01/30                              11,000                        11,594 (f,g)
South Carolina Transportation Infrastructure
Bank (Series B)
(AMBAC Insured)
5.20%                                          10/01/22                               5,000                         5,323 (g)
                                                                                                                  125,853

TENNESSEE - 1.2%
Johnson City Health & Educational Facilities
Board (Series A)
5.50%                                          07/01/36                               5,000                         5,359
Knox County Health Educational & Housing
Facilities Board (Series B) (MBIA Insured)
7.25%                                          01/01/09                               4,500                         4,760 (g)
Tennessee Energy Acquisition
Corp. (Series A)
5.25%                                          09/01/23                              10,000                        11,060
                                                                                                                   21,179

TEXAS - 5.1%
City of Austin TX
5.38%                                          09/01/16 - 09/01/17                   10,350                        10,758 (f)
City of Austin TX (Series A)
(AMBAC Insured)
5.50%                                          11/15/16                               5,450                         6,148 (g)
5.00%                                          08/15/20                               4,675                         4,793 (g)
City of Fort Worth TX
5.00%                                          02/15/18                               2,800                         2,832 (f)
City of Houston (Series B)
(FGIC Insured)
5.25%                                          12/01/21                              20,000                        20,407 (f,g)
City of Houston TX (Series A)
(FSA Insured)
5.25%                                          05/15/22                              16,000                        17,268 (g)
City of Houston TX (Series B)
(AMBAC Insured)
5.75%                                          12/01/14                               5,000                         5,519 (f,g)
City of Plano TX
4.88%                                          09/01/19                               1,500                         1,543 (f)
McKinney Independent School District
5.25%                                          02/15/20                               2,000                         2,176
North Central Texas Health Facility
Development Corp.
5.13%                                          05/15/22                               4,500                         4,626
San Antonio Independent School
District (Series A)
5.38%                                          08/15/19 - 08/15/20                    6,250                         6,678 (f)
University of Houston (MBIA Insured)
5.50%                                          02/15/30                               8,000                         8,399 (f,g)
                                                                                                                   91,147

UTAH - 0.7%
City of Salt Lake City UT
5.13%                                          06/15/19                               3,715                         3,954
Metropolitan Water District of Salt Lake &
Sandy (Series A) (AMBAC Insured)
5.00%                                          07/01/22 - 07/01/24                    6,100                         6,471 (g)
Murray UT (MBIA Insured)
4.75%                                          05/15/20                               2,285                         2,287 (g)
                                                                                                                   12,712

VERMONT - 0.1%
University of Vermont & State Agricultural
College (AMBAC Insured)
5.13%                                          10/01/27                               1,000                         1,055 (g)

VIRGINIA - 0.7%
Chesterfield County Industrial Development
Authority
5.88%                                          06/01/17                               3,000                         3,239
City of Norfolk VA (MBIA Insured)
5.88%                                          11/01/20                               1,920                         1,942 (g)
Virginia Commonwealth Transportation Board
(Series A)
5.75%                                          05/15/21                               1,945                         2,047 (f)
Virginia Resources Authority (Series A)
5.13%                                          11/01/34                               5,000                         5,341
                                                                                                                   12,569

WASHINGTON - 1.8%
County of King
5.50%                                          12/01/13                                 970                         1,072 (e)
5.80%                                          12/01/12                              10,000                        10,338 (f)
County of King WA
5.50%                                          12/01/13                               3,795                         4,192 (e)
5.50%                                          12/01/13                               5,235                         5,773
Seattle Museum Development Authority
5.13%                                          04/01/31                              10,000                        10,678
                                                                                                                   32,053

WEST VIRGINIA - 0.3%
West Virginia Housing Development Fund
(Series B)
5.30%                                          05/01/24                               4,000                         4,128
West Virginia Housing Development Fund
(Series C)
5.35%                                          11/01/27                               1,655                         1,711
                                                                                                                    5,839

WISCONSIN - 0.8%
State of Wisconsin (Series 1)
(AMBAC Insured)
5.75%                                          07/01/14                               2,990                         3,275 (g)
State of Wisconsin (Series A)
5.30%                                          07/01/18                               5,800                         6,090 (f)
Wisconsin State Health & Educational
Facilities Authority (MBIA Insured)
5.25%                                          08/15/27                               5,000                         5,117 (g)
                                                                                                                   14,482

TOTAL INVESTMENT IN SECURITIES                                                                                  1,755,562
(COST $1,677,945)

                                                                                  NUMBER OF
                                                                                     SHARES
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.0%*
-------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.53%                                                                               196,847                    $      197  (b,d)
(COST $197)

TOTAL INVESTMENTS                                                                                               1,755,759
(COST $1,678,142)

OTHER ASSETS AND LIABILITIES, NET - 1.3%                                                                           22,669
                                                                                                               ----------
NET ASSETS - 100.0%                                                                                            $1,778,428
                                                                                                               ==========


NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $12,324; or 0.69%of net assets for the Elfun Tax-Exempt Income. These securities have been determined to be liquid using procedures established by the Board of Trustees

(b)      Coupon amount represents effective yield.

(c) Variable or floating rate security. The stated rate represents the rate at March 31, 2007.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(e) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(f) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(g) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2007 (as a percentage of net assets) as follows:

         MBIA               15.12%
         AMBAC              12.01%
         FSA                10.22%
         FGIC                5.28%


+        Percentages are based on net assets as of March 31, 2007.

*        Less than 0.1%



         Abbreviations:

AMBAC    AMBAC Indemnity Corporation

FGIC     Financial Guaranty Insurance Corporation

FSA      Financial Security Assurance

MBIA     Municipal Bond Investors Assurance Corporation



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 25, 2007